October 12, 2012

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Mutual Fund Series Trust, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Mutual Fund Series Trust (formerly Catalyst Funds), a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 90 to the Trust’s Registration Statement (the “Amendment”).  The purpose of this filing is to register shares of the Eventide Healthcare & Life Sciences Fund.

If you have any questions, please contact JoAnn Strasser at (614) 469-3265 or Tanya Goins at (202) 973-2722

Sincerely,

/s/ Thompson Hine LLP

698149.64